Stockholders' Deficiency - Information Related to Stock Option Expense (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options [Member]
Unrecognized expense	$ 2,872,199
Option [Member]
Stock-based compensation expense	$ 2,373,794	$ 1,677,588
Weighted Average Remaining Amortization Period	1 year 7 months 6 days
Consulting Expense [Member] | Options [Member]
Stock-based compensation expense	$ 880,288	595,446
Unrecognized expense	$ 902,142
Weighted Average Remaining Amortization Period	1 year 4 months 24 days
Research and Development Expense [Member] | Options [Member]
Stock-based compensation expense	$ 492,061	376,596
Unrecognized expense	$ 902,056
Weighted Average Remaining Amortization Period	2 years
General and Administrative Expense [Member] | Options [Member]
Stock-based compensation expense	$ 1,001,445	$ 705,546
Unrecognized expense	$ 1,068,001
Weighted Average Remaining Amortization Period	1 year 6 months